REVISION OF PREVIOUSLY ISSUED QUATERLY FINANCIAL STATEMENTS (Unaudited) - Schedule of Error Corrections related to Statements of Equity (Details) - USD ($) $ in Millions	3 Months Ended						12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 5,049	$ 4,986	$ 4,967	$ 4,917	$ 4,261	$ 4,128	$ 4,967	$ 4,128	$ 3,968
Net income	118	62	47	107	55	(9)	306	242	125
Ending balance	5,079	5,049	4,986	5,026	4,917	4,261	5,160	4,967	4,128
As Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	5,065	4,998	4,977	4,924	4,266	4,132	4,977	4,132
Net income	119	66	49	109	57	(8)
Ending balance	5,096	5,065	4,998	5,035	4,924	4,266		4,977	4,132
Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(16)	(12)	(10)	(7)	(5)	(4)	$ (10)	(4)
Net income	(1)	(4)	(2)	(2)	(2)	(1)
Ending balance	$ (17)	$ (16)	$ (12)	$ (9)	$ (7)	$ (5)		$ (10)	$ (4)